Leasing Activity	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leasing Activity

Note 7: Leasing Activity
As a Lessor
Table 7.1 presents the composition of our leasing revenue and Table 7.2 provides the components of our investment in lease financing. Noninterest income on leases, included in Table 7.1 is included in other noninterest income on our consolidated statement of income. Lease expense, included in other noninterest expense on our consolidated statement of income, was $606 million, $633 million, and $697 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Table 7.1: Leasing Revenue

	Year ended December 31,
(in millions)	2025	2024	2023
Interest income on lease financing	$947	904	740
Other lease revenue:
Lease financing	91	92	97
Operating leases	917	961	1,011
Other lease-related revenue (1)	62	178	129
Noninterest income on leases	1,070	1,231	1,237
Total leasing revenue	$2,017	2,135	1,977
(1)    Includes net gains or (losses) on disposition of assets leased under operating leases or lease financings.
Table 7.2: Investment in Lease Financing (1)

(in millions)	Dec 31, 2025	Dec 31, 2024
Lease receivables	$14,719	15,290
Residual asset values	3,078	3,712
Unearned income	(2,254)	(2,589)
Lease financing	$15,543	16,413
(1)    In May 2025, the Company announced it entered into an agreement to sell the assets of its rail car leasing business and transferred lease financing balances to loans held for sale in other assets. This sale closed on January 1, 2026, which included $1.0 billion of finance leases.
Our net investment in financing and sales-type leases included $274 million and $509 million of leveraged leases at December 31, 2025 and 2024, respectively.
As shown in Table 5.2, included in Note 5 (Intangible Assets and Other Assets), we had $5.0 billion and $5.3 billion in operating lease assets at December 31, 2025 and 2024, respectively, which was net of $2.9 billion of accumulated depreciation for both periods. Depreciation expense for the operating lease assets was $374 million, $407 million, and $453 million in 2025, 2024, and 2023, respectively. In May 2025, the Company announced it entered into an agreement to sell the assets of its rail car leasing business. The related operating lease assets of $4.3 billion were designated as held for sale and remained in operating lease assets. This sale closed on January 1, 2026.
Table 7.3 presents future lease payments owed by our lessees.
Table 7.3: Maturities of Lease Receivables

	December 31, 2025
(in millions)	Direct financing and sales- type leases	Operating leases
2026	$4,426	93
2027	3,539	77
2028	2,526	57
2029	1,555	40
2030	979	29
Thereafter	1,694	42
Total lease receivables	$14,719	338
As a Lessee
Table 7.4 presents balances for our operating leases.
Table 7.4: Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2025	Dec 31, 2024
ROU assets	$3,641	3,850
Lease liabilities	4,162	4,423
Table 7.5 provides the composition of our lease costs, which are included in occupancy expense.
Table 7.5: Lease Costs

	Year ended December 31,
(in millions)	2025	2024	2023
Fixed lease expense – operating leases	$968	971	990
Variable lease expense	271	271	268
Other (1)	(61)	(43)	(52)
Total lease costs	$1,178	1,199	1,206
(1)Includes gains recognized from sale leaseback transactions and sublease rental income.
Table 7.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2025.
Table 7.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	Dec 31, 2025
2026	$898
2027	923
2028	781
2029	593
2030	447
Thereafter	1,105
Total lease payments	4,747
Less: imputed interest	585
Total operating lease liabilities	$4,162
Weighted average remaining lease term (in years)	6.4
Weighted average discount rate	3.8%
Our operating leases predominantly expire within the next
15 years, with the longest lease expiring in 2105. We do not include renewal or termination options in the establishment of the lease term when we are not reasonably certain that we will exercise them. As of December 31, 2025, we had additional operating leases commitments of $150 million, predominantly for real estate, which leases had not yet commenced. These leases are expected to commence during 2027 and have lease terms of five years to 15 years.